General Information, Statement of Compliance and Basis of Presentation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General Information, Statement of Compliance and Basis of Presentation [Abstract]
Net losses	€ 23,961	€ 68,132	€ 39,700	€ 57,000
Accumulated deficit	400,800
Increase in cash and cash equivalents	3,014	(25,547)	33,895
Cash and cash equivalents	€ 52,750	€ 49,737	€ 75,283	€ 41,388